Settlement Assets And Obligations	12 Months Ended
Dec. 31, 2010
Settlement Assets And Obligations [Abstract]
Settlement Assets And Obligations

Note 4: Settlement Assets and Obligations

Settlement assets and obligations result from FDC's processing services and associated settlement activities, including settlement of payment transactions. Settlement assets are generated principally from merchant services transactions. Certain merchant settlement assets that relate to settlement obligations accrued by the Company are held by partner banks to which the Company does not have legal ownership but has the right to use to satisfy the related settlement obligation. FDC records corresponding settlement obligations for amounts payable to merchants and for payment instruments not yet presented for settlement. The difference in the aggregate amount of such assets and liabilities is primarily due to unrealized net investment gains and losses, which are reported as OCI in equity. The principal components of FDC's settlement assets and obligations are as follows (in millions):

As of December 31,	2010	2009
Settlement assets:
Current settlement assets:
Cash and cash equivalents	$1,896.0	$2,627.8
Investment securities	39.2	250.9
Due from card associations and bank partners	4,194.8	3,832.4
Due from merchants	542.0	139.9
Due from selling agents	22.0	19.3

	6,694.0	6,870.3

Long-term settlement assets:
Investment securities	365.1	480.7

	$7,059.1	$7,351.0

Settlement obligations:
Current settlement obligations:
Payment instruments outstanding	$775.5	$1,232.6
Card settlements due to merchants	6,283.4	6,144.0
Due to selling agents	—	18.1

	$7,058.9	$7,394.7

Cash equivalents consist of short-term time deposits, commercial paper and other investments. See Note 5 for information concerning the Company's investment securities.

FDC generated revenues from its investment of certain settlement assets, the majority of which pertained to cash equivalents and investment securities. As of December 31, 2010, the official check portfolio was invested in cash equivalents with ratings of "A1/P1" or better or in the "A" category or better and short-term and long-term investments rated in the "A" category or better with the exception of $4.7 million in lower rated securities, primarily auction rate securities described in Note 7. The following table presents the official check investment portfolio average balances and total investment revenues:

	Year ended December 31,
	2010	2009	2008
Official check investment portfolio average balances (in billions)	$1.0	$2.7	$7.3
Investment revenues from the official check portfolio (before commissions to certain selling agents) (in millions)(a)	$(17.6)	$31.1	$163.2

(a)	Includes impairment charges of $28.2 million in 2010 and $60.3 million in 2008. Refer to Note 5 for additional information.